Investment Portfolio	as of December 31, 2019 (Unaudited)

DWS Short Duration High Income Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 57.6%
Communication Services 12.9%
AMC Networks, Inc., 5.0%, 4/1/2024	140,000	142,800
Cablevision Systems Corp., 5.875%, 9/15/2022	200,000	215,500
CCO Holdings LLC:
144A, 4.0%, 3/1/2023	250,000	253,437
5.125%, 2/15/2023	60,000	60,675
5.25%, 9/30/2022	30,000	30,338
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020	167,000	168,044
Series T, 5.8%, 3/15/2022	260,000	273,330
Series S, 6.45%, 6/15/2021	27,000	28,262
Clear Channel Worldwide Holdings, Inc., 144A, 9.25%, 2/15/2024	8,000	8,860
CommScope, Inc.:
144A, 5.5%, 3/1/2024	60,000	62,550
144A, 6.0%, 3/1/2026	50,000	53,187
DISH DBS Corp.:
5.0%, 3/15/2023	125,000	128,231
6.75%, 6/1/2021	115,000	121,032
Entercom Media Corp., 144A, 7.25%, 11/1/2024	45,000	47,363
Intelsat Jackson Holdings SA, 144A, 9.5%, 9/30/2022	50,000	56,594
Lamar Media Corp., 5.75%, 2/1/2026	50,000	52,995
Netflix, Inc., 5.5%, 2/15/2022	105,000	111,169
Sirius XM Radio, Inc.:
144A, 3.875%, 8/1/2022	80,000	81,700
144A, 4.625%, 5/15/2023	50,000	50,750
144A, 4.625%, 7/15/2024	20,000	21,000
Sprint Communications, Inc.:
6.0%, 11/15/2022	80,000	83,900
7.0%, 8/15/2020	28,000	28,595
T-Mobile U.S.A., Inc., 6.5%, 1/15/2024	65,000	66,870
Zayo Group LLC, 6.0%, 4/1/2023	50,000	51,125
		2,198,307
Consumer Discretionary 5.4%
Ally Financial, Inc., 4.125%, 3/30/2020	160,000	160,600
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025	60,000	62,475
American Builders & Contractors Supply Co., Inc., 144A, 4.0%, 1/15/2028	12,000	12,180
Dana Financing Luxembourg Sarl, 144A, 5.75%, 4/15/2025	20,000	20,900
Eldorado Resorts, Inc., 6.0%, 4/1/2025	85,000	89,250
Goodyear Tire & Rubber Co., 8.75%, 8/15/2020	5,000	5,194
Lennar Corp., 4.75%, 4/1/2021	268,000	274,030
Newell Brands, Inc., 4.2%, 4/1/2026	40,000	41,710
Penske Automotive Group, Inc., 3.75%, 8/15/2020	40,000	40,400
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	15,000	15,870
Staples, Inc., 144A, 7.5%, 4/15/2026	50,000	51,875
TRI Pointe Group, Inc., 5.875%, 6/15/2024	20,000	21,750
United Rentals North America, Inc., 6.5%, 12/15/2026	50,000	54,953
WMG Acquisition Corp., 144A, 4.875%, 11/1/2024	50,000	51,750
Wynn Las Vegas LLC, 144A, 5.5%, 3/1/2025	15,000	16,050

		918,987
Consumer Staples 1.3%
Cott Holdings, Inc., 144A, 5.5%, 4/1/2025	85,000	88,825
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025	20,000	20,700
144A, 5.875%, 7/15/2024	52,000	53,508
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025	45,000	46,513
Post Holdings, Inc., 144A, 5.0%, 8/15/2026	15,000	15,844
		225,390
Energy 5.6%
Archrock Partners LP, 6.0%, 10/1/2022	40,000	40,300
Continental Resources, Inc., 4.5%, 4/15/2023	37,000	38,659
Crestwood Midstream Partners LP, 6.25%, 4/1/2023	90,000	91,800
DCP Midstream Operating LP, 3.875%, 3/15/2023	115,000	117,587
Newfield Exploration Co., 5.75%, 1/30/2022	102,000	108,433
NGPL PipeCo LLC, 144A, 4.375%, 8/15/2022	145,000	150,616
Parsley Energy LLC, 144A, 6.25%, 6/1/2024	110,000	114,400
Sunoco LP, 4.875%, 1/15/2023	90,000	92,027
Targa Resources Partners LP:
4.25%, 11/15/2023	145,000	146,450
5.25%, 5/1/2023	55,000	55,550
		955,822
Financials 4.0%
Ally Financial, Inc.:
3.875%, 5/21/2024	25,000	26,188
5.125%, 9/30/2024	50,000	55,139
CIT Group, Inc., 5.0%, 8/15/2022	195,000	206,700
Navient Corp.:
5.5%, 1/25/2023	50,000	53,375
6.625%, 7/26/2021	9,000	9,518
7.25%, 1/25/2022	210,000	228,152
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023	20,000	20,940
144A, 5.25%, 8/15/2022	67,000	71,382
Springleaf Finance Corp., 6.125%, 3/15/2024	30,000	32,850
		704,244
Health Care 9.3%
Avantor, Inc., 144A, 6.0%, 10/1/2024	100,000	106,623
Bausch Health Companies, Inc.:
144A, 5.75%, 8/15/2027	100,000	108,500
144A, 6.125%, 4/15/2025	100,000	103,323
144A, 7.0%, 3/15/2024	185,000	192,400
Centene Corp., 4.75%, 5/15/2022	80,000	81,600
HCA, Inc., 7.5%, 2/15/2022	269,000	297,245
Tenet Healthcare Corp.:
144A, 4.625%, 9/1/2024	200,000	208,520
144A, 4.875%, 1/1/2026	320,000	335,168
5.125%, 5/1/2025	50,000	51,500
6.75%, 6/15/2023	45,000	49,442
Universal Health Services, Inc., 144A, 4.75%, 8/1/2022	55,000	55,550
		1,589,871
Industrials 4.5%
ADT Corp., 6.25%, 10/15/2021	182,000	192,010
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	47,000	50,661
Bombardier, Inc.:
144A, 5.75%, 3/15/2022	102,000	105,347
144A, 6.0%, 10/15/2022	100,000	99,970
144A, 6.125%, 1/15/2023	50,000	51,275
Builders FirstSource, Inc., 144A, 5.625%, 9/1/2024	35,000	36,400
Colfax Corp.:
144A, 6.0%, 2/15/2024	30,000	31,875
144A, 6.375%, 2/15/2026	15,000	16,350
DAE Funding LLC:
144A, 4.5%, 8/1/2022	12,000	12,180
144A, 5.25%, 11/15/2021	30,000	31,125
Itron, Inc., 144A, 5.0%, 1/15/2026	45,000	46,631
Moog, Inc., 144A, 5.25%, 12/1/2022	20,000	20,274
OI European Group BV, 144A, 4.0%, 3/15/2023	80,000	80,600
		774,698
Information Technology 0.9%
Camelot Finance SA, 144A, 4.5%, 11/1/2026	15,000	15,413
NCR Corp., 5.0%, 7/15/2022	135,000	136,434
		151,847
Materials 8.3%
AK Steel Corp., 7.5%, 7/15/2023	35,000	36,400
Ardagh Packaging Finance PLC, 144A, 4.25%, 9/15/2022	232,000	234,807
Ashland LLC, 4.75%, 8/15/2022	100,000	104,500
Berry Global, Inc., 5.5%, 5/15/2022	20,000	20,225
Cascades, Inc., 144A, 5.125%, 1/15/2026	10,000	10,275
CF Industries, Inc., 3.45%, 6/1/2023	50,000	51,454
Crown Americas LLC, 4.75%, 2/1/2026	40,000	42,250
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022	391,000	395,888
5.0%, 9/1/2027	120,000	126,000
Graphic Packaging International LLC, 4.75%, 4/15/2021	75,000	76,781
Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023	106,000	109,909
Mauser Packaging Solutions Holding Co., 144A, 5.5%, 4/15/2024	120,000	123,612
Mercer International, Inc., 6.5%, 2/1/2024	40,000	41,500
Steel Dynamics, Inc., 5.25%, 4/15/2023	40,000	40,779
		1,414,380
Real Estate 3.2%
Iron Mountain, Inc.:
(REIT), 5.75%, 8/15/2024	100,000	101,125
(REIT), 6.0%, 8/15/2023	100,000	102,125
iStar, Inc., (REIT), 4.75%, 10/1/2024	40,000	41,450
MGM Growth Properties Operating Partnership LP, (REIT), 5.625%, 5/1/2024	110,000	120,311
SBA Communications Corp.:
(REIT), 4.0%, 10/1/2022	102,000	103,913
(REIT), 4.875%, 7/15/2022	50,000	50,625
Starwood Property Trust, Inc., (REIT), 3.625%, 2/1/2021	35,000	35,219
		554,768
Utilities 2.0%
AES Corp.:
4.0%, 3/15/2021	35,000	35,481
4.875%, 5/15/2023	116,000	117,740
5.5%, 4/15/2025	50,000	51,625
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	30,000	31,238
NRG Energy, Inc., 7.25%, 5/15/2026	100,000	109,250
		345,334
Total Corporate Bonds (Cost $9,595,106)		9,833,648
Loan Participations and Assignments 1.1%
Senior Loans *
Ineos U.S. Finance LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 3.799%, 3/31/2024	250	249
SBA Senior Finance II LLC, Term Loan B, 1-month USD LIBOR + 1.750%, 3.55%, 4/11/2025	97,997	98,482
U.S. Foods, Inc., Term Loan B, 1-month USD LIBOR + 1.750%, 3.549%, 6/27/2023	97,722	98,195
Total Loan Participations and Assignments (Cost $196,842)		196,926
	Shares	Value ($)
Cash Equivalents 34.3%
DWS Central Cash Management Government Fund, 1.62% (a) (Cost $5,848,796)	5,848,796	5,848,796
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $15,640,744)	93.0	15,879,370
Other Assets and Liabilities, Net	7.0	1,190,273
Net Assets	100.0	17,069,643

A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2019 are as follows:

Value ($) at 9/30/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2019	Value ($) at 12/31/2019
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.50% (a) (b)
122,928	—	122,928 (c)	—	—	559	—	—	—
Cash Equivalents 34.3%
DWS Central Cash Management Government Fund, 1.62% (a)
572,224	5,460,959	184,387	—	—	8,781	—	5,848,796	5,848,796
695,152	5,460,959	307,315	—	—	9,340	—	5,848,796	5,848,796

*	Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of December 31, 2019.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (d)
Corporate Bonds	$—	$9,833,648	$—	$9,833,648
Loan Participations and Assignments	—	196,926	—	196,926
Short-Term Investments	5,848,796	—	—	5,848,796
Total	$5,848,796	$10,030,574	$—	$15,879,370

(d)	See Investment Portfolio for additional detailed categorizations.